Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 13, 2023
Entity Registrant Name	dei_EntityRegistrantName	TIDAL TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 13, 2023
Document Effective Date	dei_DocumentEffectiveDate	Apr. 13, 2023
Prospectus Date	rr_ProspectusDate	Apr. 13, 2023
Clouty Tune ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CLOUTY TUNE ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Clouty Tune ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Solactive Clouty Tune index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”) that uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index was developed in 2023 by Clouty, Inc. (“Clouty”) and is administered by Solactive AG (the “Index Provider”).

Solactive Clouty Tune Index:

The Index is a rules-based index that seeks to provide exposure to a global portfolio of companies identified as being engaged (i.e., conducts business activities) in the music, media, and entertainment industries, as described in more detail below. The Index’s construction consists of two parts (each as described in more detail below):

(1) an analysis using the FactSet Revere Business and Industry Classification System (“FactSet RBICS”) (which covers companies globally) to identify companies as music, media, and entertainment companies; and

(2) a digital music streaming revenue analysis (which is U.S.-focused) that identifies companies in any industry (not just music, media, and entertainment), whose equity securities’ price changes typically align with digital music consumption patterns.

To qualify for inclusion in the Index under either analysis, companies must have a minimum market capitalization of $1 billion and an average daily traded volume of $15 million over the most recent six-month period.

Part 1: FactSet RBICs (Global Music, Media, and Entertainment Companies): Approximately 80% of the Index will be comprised of companies identified as being engaged in the music, media, and entertainment business using the FactSet RBICS sub-industry classifications. For this portion of the Index, the potential universe consists of equity securities of companies located throughout the world, including both developed and emerging markets.

To qualify for inclusion in the Index, companies must be classified in accordance with the FactSet RBICS sub-industry classifications as being engaged in a range of business activities relating to the music industry, which may include media and entertainment companies, telecommunications companies, wireless communication service providers, amusement and recreation companies, technology manufacturers, and internet-based companies, among others.

FactSet RBICS is a comprehensive structured taxonomy designed to offer precise classification of global companies.

The Index, using the FactSet RBICS analysis, will include global companies in one the following twelve primary subindustries:

Events, Tickets and Mixed-Type Recreation	Media Download and Streaming Digital Content Sites	Radio Broadcasting
General Entertainment and Programming	Mixed Delivery Radio and Television Broadcasting	Television, Film and Video
General Entertainment Content Providers and Sites	Music	Television Stations
Media and Entertainment Industry Software	Performing Arts and Exhibitions	US TV Cable and Broadcast Networks

The composition of this 80% of the Index results in 40 companies, identified as the largest companies (by market capitalization) which satisfy the FactSet RBICS classifications as a music, media, and/or entertainment company. The complete list of companies that are contained in the Index are set forth in the statutory prospectus under “Additional Information about the Index.” The Fund, in investing in the equity securities of companies comprising the Index, may invest in foreign securities directly or via depositary receipts (e.g., American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)).

Part 2: Digital Music Streaming Consumption - Revenues Correlation Analysis (U.S.-Listed Companies - Any Industry): The remaining 20% of the Index is constructed using a return correlation statistical analysis. This portion of the Index seeks to identify companies whose securities’ returns are positively correlated with the revenues generated from music streaming (e.g., songs played on a computer or smartphone (without purchasing for download)) of the top 500 songs across all digital service providers (e.g., online music marketplaces). That is, the Index looks for companies whose equity securities’ price changes align with digital music consumption patterns. For example, music streaming revenue tends to spike during the holiday season, so the Index may seek to invest in companies whose securities prices also spike during such periods. For this portion of the Index, only companies whose equity securities are traded on U.S. exchanges will be eligible.

The Index’s return correlation statistical analysis examines data over the most recent 180-day period to select the securities of ten companies. For each U.S.-listed company, the Index analyzes a series of data points about the company’s equity securities over the period. The analysis considers trends over the period (e.g., is the security’s price increasing, steady, decreasing?). The analysis also considers variations in data results, like seasonal variations and cyclical variations (e.g., variations that repeat, but which are not seasonal). Based on the analysis results, the Index selects up to ten companies (not otherwise selected via Part 1) with a strong correlation to music streaming consumption patterns.

Index Reconstitutions

The Index’s components are selected on a semi-annual basis on the first Wednesday of May and November (or the next business day if this falls on a non-business day) (the “Selection Day”) and adjustments, if any, are made on the following business day. Ten days following the Selection Day (or the next business day), the Index components are reconstituted.

Index Construction

The Index is comprised of 50 securities – 40 securities selected via the global FactSet RBICs process, and 10 securities selected via the U.S. digital music streaming consumption – revenue correlation analysis process. Duplicate selections (e.g., the same security from Parts 1 and 2) are not permitted. The weights of the Index components are determined on the Selection Day and each component is equally weighted. An Index component selected will be removed from the Index if, on Selection Day, it does not meet that portion of the Index’s initial criteria (i.e., market cap of $1 billion and a minimum six-month average daily traded volume of $15 million).

The Fund’s Investment Strategy:

In seeking to obtain exposures comparable to those of the Index, under normal market conditions, the Fund will invest substantially all of its net assets in the securities that make up the Index (either directly or via depositary receipts). That is, the Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the Index components. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the Index components whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s investment adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index component becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund, but not to the Index).

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in companies in the music, media, and entertainment industries. The Fund’s “80%” policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

The Fund also may invest in securities or other investments not included in the Index, but which the Fund’s investment adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not Index Components to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

The Fund will concentrate its investments in a particular industry or group of industries (i.e., hold more than 25% of its total assets in the securities of a particular industry or group of related industries) to approximately the same extent as the Index is so concentrated.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.clouty.io/TUNE.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.clouty.io/TUNE
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Clouty Tune ETF | Clouty Tune ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TUNE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 208

[1]	Based on estimated amounts for the current fiscal year